NOTES AND OTHER LOANS PAYABLE	3 Months Ended
Jul. 31, 2021
Debt Disclosure [Abstract]
NOTES AND OTHER LOANS PAYABLE

NOTE 8 –NOTES AND OTHER LOANS PAYABLE

On December 11, 2019 the company agreed to pay Cheryl Hintzen $40,000 in the form of a promissory note with a term of one year at 10 % interest compounded annually. The Company accrued interest for the Three months ended January, 31, 2020 in the amount of $559. On January 8, 2020 the Company signed a promissory note for $8,000 with Cheryl Hintzen. The note becomes due on March 8, 2020 and carries a per annum interest rate of 10%. The Company accrued interest for the Six months ended June 30, 2020 in the amount of $1,321.64.

On February 21, 2020 the Company borrowed $25,000 from GPL Ventures with interest at a rate of 10% and a due date of April 30, 2020.

On March 12, 2020 the Company agreed to pay Dr. Jason Cohen 1,000,000 shares at a valuation of $.20 per share plus 8 % interest until the shares are issued. The interest accrued through end is $2,147.95 which equates to 10,740 shares.

In the month March, 2020 the escrow attorney for GPL Ventures advanced $46,900 in funds for the purchase of REG A shares. The common shares had not been issued at year end and subsequently were issued. The note will be reclassified as common shares issued and additional paid in capital in the subsequent period. No interest was accrued for this note.

The following schedule is Notes Payable at July 31, 2021 and April 30, 2021:

Description	July 31, 2021	April 30, 2021

Note payable to Cheryl Hintzen due December 11, 2021; interest at 10%	$40,000	$40,000

Note Payable to Cheryl Hintzen due March 8, 2020: interest 10%	14,000	14,000

Note payable to GPL Ventures due March 8, 2020; interest at 10%	25,000	25,000

Note payable Dr. Jason Cohen 1,000,000 shares @ $.20	200,000	200,000

Note payable escrow attorney for REG A shares	17,900	17,900

Total Notes Payable	$311,900	$311,900